NORTHERN CALIFORNIA WILDFIRES IMPACT (Details) - USD ($) $ in Millions	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016
Unusual or Infrequent Item, or Both [Line Items]
Self Insurance Reserve	$ 10
Unusual or Infrequent Item, or Both, Insurance Proceeds	68
Loss from Catastrophes	7	$ 16	$ 0
Insurance Settlements Receivable	24
Estimated Insurance Recoveries	90	2
Capital expenditures	132	72	$ 91
Cost of Products and Services [Member]
Unusual or Infrequent Item, or Both [Line Items]
Loss from Catastrophes	5	5
Research and Development Expense [Member]
Unusual or Infrequent Item, or Both [Line Items]
Loss from Catastrophes	1	1
Selling, general and administrative [Member]
Unusual or Infrequent Item, or Both [Line Items]
Loss from Catastrophes	1	8
Other operating expense (income), net
Unusual or Infrequent Item, or Both [Line Items]
Loss from Catastrophes	0	$ 2
Natural Disasters and Other Casualty Events [Member]
Unusual or Infrequent Item, or Both [Line Items]
Capital expenditures	$ 27